Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 428.0	$ 393.1
Cost of sales [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	426.6	391.7
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 1.4	$ 1.4